Quarterly Unaudited Financial Data	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Unaudited Financial Data
Supplementary Data — Quarterly Unaudited Financial Data

The following tables present certain unaudited consolidated quarterly financial information for the years ended December 31, 2018 and 2017.

	2018 Quarter Ended
	March 31	June 30	September 30	December 31
	(Unaudited, in millions, except per share amounts)
Net revenues	$3,685	$3,857	$3,683	$4,226
Net income	$511	$526	$436	$584
Net income per share - basic	$0.43	$0.44	$0.37	$0.50
Net income per share - diluted	$0.42	$0.44	$0.36	$0.49
Weighted average shares:
Basic	1,192	1,187	1,181	1,177
Diluted	1,217	1,202	1,199	1,196

	2017 Quarter Ended
	March 31	June 30	September 30	December 31
	(Unaudited, in millions, except per share amounts)
Net revenues	$2,975	$3,136	$3,239	$3,744
Net income	$384	$411	$380	$620
Net income per share - basic	$0.32	$0.34	$0.32	$0.52
Net income per share - diluted	$0.32	$0.34	$0.31	$0.50
Weighted average shares:
Basic	1,203	1,202	1,202	1,203
Diluted	1,216	1,215	1,223	1,228